QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

 Date of reporting period: 06/30/2019

ITEM 1. SCHEDULE OF INVESTMENTS

OTG LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (unaudited)

	Shares	Fair Value
CORPORATE BONDS - 8.02%

ARGENTINA - 1.79%
Argentina, 5.625% 1/26/2022	250,000	$211,253

BRAZIL - 4.30%
Banco BTG Pactual, 4.000% 1/16/2020	300,000	301,800
Banco Votorantim, 7.375% 1/21/2020	200,000	205,040
		506,840
MEXICO - 1.93%
Financiera Independencia, 8.000% 7/19/2024	250,000	227,440

TOTAL CORPORATE BONDS - 8.02%		945,533

COMMON STOCKS - 52.77%

ARGENTINA - 3.06%
Grupo Supervielle S.A. ADR	16,500	130,020
IRSA Inversiones y Representaciones S.A. ADR	23,575	230,564
		360,584
BRAZIL - 14.44%
Ambev S.A. ADR	39,000	182,130
Banco Bradesco S.A. ADR	24,000	235,680
BRF S.A. ADR*	25,000	190,000
Companhia Brasileira de Distribuicao ADR	7,000	171,360
Embraer S.A. ADR	10,438	210,117
Itau Unibanco Holdings S.A. ADR	27,000	254,340
Suzano S.A. ADR	10,000	170,300
Vale S.A. ADR	21,500	288,960
		1,702,887
CHILE - 6.12%
Compania Cervecerias Unidas S.A. ADR	3,800	107,350
LATAM Airlines Group S.A. ADR	34,000	318,580
Sociedad Quimica y Minera de Chile S.A. ADR	9,500	295,545
		721,475
COLUMBIA - 3.57%
Cementos Argos S.A.	111,000	259,063
Grupo Aval Acciones y Valores S.A.	406,000	162,349
		421,412
MEXICO - 12.67%
Alfa S.A.B. de C.V.	110,395	108,475
Alpek S.A.B. de C.V.	119,000	149,480
America Movil S.A.B. de C.V. ADR Series L	10,000	145,600
Cemex S.A.B. de C.V. ADR	107,900	457,496
El Puerto de Liverpool S.A.B. de C.V.	30,138	167,807
Fomento Economico Mexicano S.A.B. de C.V. ADR	1,800	174,150
Grupo Financiero Banorte S.A.B. de C.V.	18,200	105,594
Mexichem S.A.B. de C.V.	88,400	185,562
		1,494,164
PERU - 5.11%
Alicorp S.A.A.	56,125	176,072
Credicorp Ltd.	1,140	260,957
Inretail Peru Corp.	2,766	107,929
Southern Copper Corp.	1,500	58,275
		603,233
SPAIN - 2.89%
Banco Santander S.A. ADR	74,553	341,453

OTG LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (unaudited)

	Shares	Fair Value
UNITED STATES - 4.91%
Caterpillar Inc.	1,100	$149,919
The Goldman Sachs Group, Inc.	2,100	429,660
		579,579

TOTAL COMMON STOCKS - 52.77%		6,224,787

EXCHANGE TRADED FUNDS - 2.60%
iShares MSCI Chile ETF	7,500	306,450

TOTAL EXCHANGE TRADED FUNDS - 2.60%		306,450

MONEY MARKET FUNDS - 34.28%
Morgan Stanley Institutional Liquidity Fund
Institutional Class 2.25%**	4,043,350	4,043,350

TOTAL INVESTMENTS - 97.67%		11,520,120
Other assets, net of liabilities - 2.33%		274,570
NET ASSETS - 100.00%		$11,794,690

* Non-income producing

** Effective 7 day yield as of June 30, 2019

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

Security Valuation

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Corporate Bonds	$—	$945,533	$—	$945,533
Common Stocks	6,224,787	—	—	6,224,787
Exchange Traded Funds	306,450	—	—	306,450
Money Market Funds	4,043,350	—	—	4,043,350
Total Investments	$10,574,587	$945,533	$—	$11,520,120

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $11,356,269 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$258,544
Gross unrealized depreciation	(94,693)
Net unrealized appreciation	$163,851

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 21, 2019

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	August 21, 2019